Derivatives - Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ (267,691)	₩ 366,381	₩ 721,658
Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(159,976)	204,532	102,375
Foreign Currency Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	68,817	106,197	153,569
Foreign Currency Related | Over the counter | Currency forward
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	268,310	(108,854)	174,340
Foreign Currency Related | Over the counter | Currency swap
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(201,500)	210,072	(24,827)
Foreign Currency Related | Over the counter | Currency options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	2,007	4,979	4,056
Foreign Currency Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	68,618	106,101	153,569
Foreign Currency Related | Exchange traded | Currency futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(199)	(96)
Interest Rates Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(141,911)	(74,298)	(77,287)
Interest Rates Related | Over the counter | Interest Rate Option
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	792	(372)	(1,938)
Interest Rates Related | Over the counter | Interest rate forwards and swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(142,703)	(73,926)	(75,349)
Interest Rates Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(141,915)	(70,062)	(76,279)
Interest Rates Related | Exchange traded | Interest Rate Future
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(4)	4,236	1,008
Credit Related | Over the counter | Credit Swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	192,729	7,255	213,754
Equity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(173,123)	(18,061)	45,929
Equity Related | Over the counter | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	3,307	(2,082)	(841)
Equity Related | Over the counter | Equity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(176,430)	(15,979)	46,770
Equity Related | Exchange traded | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	32,555	196,288	58,721
Equity Related | Exchange traded | Equity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(19,408)	26,305	(2,275)
Commodity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(24,053)	(13,519)	3,220
Commodity Related | Over the counter | Commodity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(19,097)	(13,519)	3,191
Commodity Related | Over the counter | Commodity Futures And Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(4,956)		29
Commodity Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(23,584)	(2,145)	(4,539)
Commodity Related | Exchange traded | Commodity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	469	11,374	(7,759)
Hedge Funds
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(203,563)	120,700	332,778
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ 13,147	₩ 222,593	₩ 56,446